Schedule of Investments(a)
November 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.83%
Alternative Carriers–1.07%
Bandwidth, Inc., Class A(b)	270,700	$41,086,846
Application Software–11.37%
Avalara, Inc.(b)	416,563	71,544,695
Bill.com Holdings, Inc.(b)	186,788	22,920,756
Duck Creek Technologies, Inc.(b)	114,280	4,543,773
Envestnet, Inc.(b)	264,284	21,211,434
Everbridge, Inc.(b)	123,201	15,639,135
Five9, Inc.(b)	349,702	54,273,750
Globant S.A. (Argentina)(b)	226,755	42,784,133
HubSpot, Inc.(b)	141,205	55,681,368
Jamf Holding Corp.(b)	121,520	3,852,184
Manhattan Associates, Inc.(b)	380,442	38,896,390
Paylocity Holding Corp.(b)	208,652	41,020,983
Q2 Holdings, Inc.(b)	344,082	39,008,576
Sprout Social, Inc., Class A(b)	478,949	24,608,400
		435,985,577
Asset Management & Custody Banks–2.39%
Artisan Partners Asset Management, Inc., Class A	415,312	18,689,040
Cohen & Steers, Inc.	307,308	21,748,187
Hamilton Lane, Inc., Class A	632,766	44,217,688
StepStone Group, Inc., Class A(b)	259,987	7,050,848
		91,705,763
Auto Parts & Equipment–2.12%
Fox Factory Holding Corp.(b)	325,735	28,426,893
Visteon Corp.(b)	438,197	52,956,108
		81,383,001
Automotive Retail–1.39%
Lithia Motors, Inc., Class A	183,891	53,199,666
Biotechnology–7.10%
Acceleron Pharma, Inc.(b)	268,302	31,678,417
Amicus Therapeutics, Inc.(b)	1,184,305	27,108,741
Apellis Pharmaceuticals, Inc.(b)	432,054	20,367,026
CareDx, Inc.(b)	641,497	36,674,384
Deciphera Pharmaceuticals, Inc.(b)	334,384	20,664,931
Halozyme Therapeutics, Inc.(b)	847,993	33,156,526
TG Therapeutics, Inc.(b)	523,150	15,349,221
Turning Point Therapeutics, Inc.(b)	133,279	14,194,214
Ultragenyx Pharmaceutical, Inc.(b)	285,260	33,814,720
Veracyte, Inc.(b)	718,718	39,177,318
		272,185,498
Building Products–4.33%
Advanced Drainage Systems, Inc.	752,386	52,478,923
AZEK Co., Inc. (The)(b)	576,750	20,601,510
Simpson Manufacturing Co., Inc.	384,089	35,297,779
Trex Co., Inc.(b)	768,196	57,476,425
		165,854,637
Cable & Satellite–1.04%
Cable One, Inc.	20,152	39,914,462
Shares		Value
Casinos & Gaming–1.05%
Churchill Downs, Inc.	223,407	$40,195,387
Commodity Chemicals–0.48%
Cabot Corp.	440,200	18,228,682
Construction Machinery & Heavy Trucks–0.68%
Federal Signal Corp.	837,311	25,981,760
Distributors–1.78%
Pool Corp.	197,200	68,252,892
Electrical Components & Equipment–3.01%
Array Technologies, Inc.(b)	520,560	23,727,125
Generac Holdings, Inc.(b)	248,122	53,495,103
Regal Beloit Corp.	319,923	38,083,634
		115,305,862
Electronic Equipment & Instruments–0.80%
Novanta, Inc.(b)	256,254	30,745,355
Environmental & Facilities Services–1.28%
Casella Waste Systems, Inc., Class A(b)	817,155	49,176,388
Food Retail–0.51%
Grocery Outlet Holding Corp.(b)	506,167	19,548,170
Forest Products–0.82%
Louisiana-Pacific Corp.	914,485	31,302,822
Gold–0.44%
SSR Mining, Inc. (Canada)(b)	908,072	16,717,605
Health Care Equipment–8.44%
Acutus Medical, Inc.(b)	320,164	9,099,061
Axonics Modulation Technologies, Inc.(b)	628,236	27,573,278
CryoPort, Inc.(b)	674,915	32,834,615
Eargo, Inc.(b)	60,703	3,041,827
GenMark Diagnostics, Inc.(b)	685,794	9,169,066
Insulet Corp.(b)	107,275	27,645,840
iRhythm Technologies, Inc.(b)	185,306	45,309,170
Masimo Corp.(b)	295,458	75,191,107
Penumbra, Inc.(b)	185,780	41,224,582
Tandem Diabetes Care, Inc.(b)	561,133	52,679,166
		323,767,712
Health Care Services–1.97%
1Life Healthcare, Inc.(b)	626,712	20,600,023
Amedisys, Inc.(b)	225,157	55,116,182
		75,716,205
Health Care Supplies–1.85%
Quidel Corp.(b)	240,415	46,892,946
Silk Road Medical, Inc.(b)	417,564	23,926,417
		70,819,363
Health Care Technology–2.82%
Inspire Medical Systems, Inc.(b)	446,310	82,897,619
Phreesia, Inc.(b)	569,419	25,145,543
		108,043,162

See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Shares		Value
Homebuilding–2.10%
Meritage Homes Corp.(b)	307,778	$27,746,187
TopBuild Corp.(b)	302,421	52,690,811
		80,436,998
Hypermarkets & Super Centers–0.84%
BJ’s Wholesale Club Holdings, Inc.(b)	790,044	32,383,904
Industrial Machinery–5.93%
Altra Industrial Motion Corp.	382,851	21,730,623
Chart Industries, Inc.(b)	416,502	43,049,647
Colfax Corp.(b)	476,442	17,190,027
ITT, Inc.	714,399	51,886,799
Kornit Digital Ltd. (Israel)(b)	730,177	61,605,033
SPX Corp.(b)	625,016	32,019,570
		227,481,699
Industrial REITs–1.02%
First Industrial Realty Trust, Inc.	934,438	39,134,263
Interactive Home Entertainment–1.18%
Zynga, Inc., Class A(b)	5,500,014	45,375,115
Internet & Direct Marketing Retail–0.74%
Stamps.com, Inc.(b)	150,839	28,276,279
Internet Services & Infrastructure–1.08%
MongoDB, Inc.(b)	143,877	41,337,301
Investment Banking & Brokerage–0.84%
LPL Financial Holdings, Inc.	356,317	32,342,894
IT Consulting & Other Services–0.72%
LiveRamp Holdings, Inc.(b)	473,642	27,712,793
Leisure Products–0.92%
YETI Holdings, Inc.(b)	556,482	35,152,968
Life Sciences Tools & Services–6.44%
10X Genomics, Inc., Class A(b)	36,224	5,546,257
Bio-Techne Corp.	123,852	37,565,550
Medpace Holdings, Inc.(b)	378,107	48,533,814
NeoGenomics, Inc.(b)	924,169	43,971,961
PRA Health Sciences, Inc.(b)	182,504	20,476,949
Repligen Corp.(b)	479,954	91,032,875
		247,127,406
Packaged Foods & Meats–2.40%
Freshpet, Inc.(b)	672,625	92,068,910
Property & Casualty Insurance–1.15%
Kinsale Capital Group, Inc.	184,291	44,259,327
Real Estate Services–0.21%
Redfin Corp.(b)	168,460	8,067,549
Shares		Value
Regional Banks–0.35%
Pinnacle Financial Partners, Inc.	245,236	$13,281,982
Restaurants–1.88%
Papa John’s International, Inc.	215,718	17,335,099
Wingstop, Inc.	430,746	54,838,273
		72,173,372
Semiconductor Equipment–2.35%
Entegris, Inc.	512,319	47,450,986
MKS Instruments, Inc.	309,090	42,648,238
		90,099,224
Semiconductors–6.47%
Inphi Corp.(b)	155,760	24,163,049
Lattice Semiconductor Corp.(b)	2,174,493	91,002,532
MACOM Technology Solutions Holdings, Inc.(b)	861,141	38,475,780
Monolithic Power Systems, Inc.	249,650	79,878,014
Power Integrations, Inc.	203,805	14,549,639
		248,069,014
Specialty Chemicals–0.14%
Element Solutions, Inc.	391,155	5,401,851
Systems Software–2.10%
SailPoint Technologies Holding, Inc.(b)	767,097	35,716,036
Varonis Systems, Inc.(b)	370,971	44,753,942
		80,469,978
Trading Companies & Distributors–1.07%
Herc Holdings, Inc.(b)	20,256	1,160,264
SiteOne Landscape Supply, Inc.(b)	288,342	39,820,030
		40,980,294
Trucking–1.16%
Saia, Inc.(b)	253,907	44,316,928
Total Common Stocks & Other Equity Interests (Cost $2,255,689,150)		3,751,066,864
Money Market Funds–1.76%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d)	23,672,445	23,672,445
Invesco Liquid Assets Portfolio, Institutional Class, 0.07%(c)(d)	16,592,253	16,598,890
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	27,054,223	27,054,223
Total Money Market Funds (Cost $67,325,558)		67,325,558
TOTAL INVESTMENTS IN SECURITIES–99.59% (Cost $2,323,014,708)		3,818,392,422
OTHER ASSETS LESS LIABILITIES—0.41%		15,885,327
NET ASSETS–100.00%		$3,834,277,749
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$38,389,157	$66,853,351	$(81,570,063)	$-	$-	$23,672,445	$451
Invesco Liquid Assets Portfolio, Institutional Class	20,785,324	47,752,394	(51,937,455)	(429)	(944)	16,598,890	1,176
Invesco Treasury Portfolio, Institutional Class	43,873,322	76,403,830	(93,222,929)	-	-	27,054,223	457
Total	$103,047,803	$191,009,575	$(226,730,447)	$(429)	$(944)	$67,325,558	$2,084

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Discovery Fund